Accounting for Stock-Based Compensation (Schedule of Director's Fees Deferral Plan, Activity) (Details) (Directors' Fees Deferral Plan [Member], USD $)
In Thousands, except Share data, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Directors' Fees Deferral Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Directors' Fees Earned and Deferred into Plan	$ 130	$ 110	$ 220
Share Equivalent Units	2,990	4,056	9,974